Note 21 - Leases (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Operating Leases
2017	$277,946
2018	284,246
2019	290,734
2020	297,405
2021	304,201
Thereafter	253,339
Total	$1,707,871